Stock-Based Awards	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Awards
7. Stock-Based Awards
Stock incentive plans
The Company’s 2017 Stock Incentive Plan (the “2017 Plan”) provided for the Company to grant incentive stock options or nonstatutory stock options, restricted stock, restricted stock units and other equity awards to employees, directors and consultants of the Company. In January 2020, the number of shares of common stock authorized for issuance under the 2017 Plan was increased from 8,407,405 shares to 10,275,717 shares.
In May 2020 the Company’s board of directors adopted, and in June 2020 the Company’s stockholders approved, the 2020 Stock Incentive Plan (the “2020 Plan” and, together with the 2017 Plan the “Plans”), which became effective on June 11, 2020. The 2020 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. Upon effectiveness of the 2020 Plan, the number of shares of common stock reserved for issuance under the 2020 Plan was the sum of (1) 2,547,698 shares; plus (2) the number of shares (up to a maximum of 7,173,014 shares) as was equal to the sum of (x) the number of shares of common stock reserved for issuance under the 2017 Plan that remained available for grant under the 2017 Plan on June 11, 2020 and (y) the number of shares of common stock subject to outstanding awards granted under the 2017 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right; plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2021 and continuing until, and including, the fiscal year ending December 31, 2030, equal to the lesser of (i) 4% of the number of shares of common stock outstanding on such date, and (ii) an amount determined by the board of directors. Upon the effectiveness of the 2020 Plan, the Company ceased granting additional awards under the 2017 Plan.
The Plans are administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions on any award under the Plans are determined at the discretion of the board of directors, or its committee if so delegated. Stock options granted under the Plans with service-based vesting conditions generally vest over four years and expire after ten years. The exercise price for stock options granted is not less than the fair value of common stock as of the date of grant. Prior to the Company’s IPO, fair value of common stock was determined by the board of directors. Subsequent to the IPO, fair value of common stock will be based on quoted market prices.
As of September 30, 2020, 2,640,244 shares remained available for future issuance under the 2020 Plan. Shares subject to outstanding awards granted under the Plans that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be available for future awards under the 2020 Plan.
Grant of stock options
During the nine months ended September 30, 2020, the Company granted service-based options to certain employees, directors and consultants for the purchase of 2,114,361 shares of common stock with a weighted average grant date fair value of $8.71 per share that vest over approximately four years.
During the nine months ended September 30, 2020, the Company granted performance-based options to certain employees, directors and consultants for the purchase of 717,154 shares of common stock with a weighted average grant date fair value of $3.26 per share that vest upon the achievement of specified milestones.
Employee stock purchase plan
In May 2020 the Company’s board of directors adopted, and in June 2020 the Company’s stockholders approved, the 2020 Employee Stock Purchase Plan (the “2020 ESPP”), which became effective June 11, 2020. The 2020 ESPP will be administered by the Company’s board of directors or by a committee appointed by the board of directors. The 2020 ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 481,231 shares of common stock. The number of shares of common stock reserved for issuance under the 2020 ESPP will automatically increase on the first day of each fiscal year, beginning with the fiscal year commencing on January 1, 2021 and continuing for each fiscal year until, and including the fiscal year commencing on, January 1, 2030, in an amount equal to the lowest of (1) 1,302,157 shares of common stock, (2) 1% of the number of shares of common stock outstanding on such date, and (3) an amount determined by the board of directors. No offering periods have commenced under the 2020 ESPP and 481,231 shares remain available for issuance.

Stock-based compensation
Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2020	2019	2020
	(in thousands)
Research and development expenses	$688	$1,204	$2,039	$2,967
General and administrative expenses	392	957	1,083	2,066

	$1,080	$2,161	$3,122	$5,033

As of September 30, 2020, total unrecognized compensation cost related to unvested stock-based awards was $23.6 million, which is expected to be recognized over a weighted average period of 3.2 years. Additionally, as of September 30, 2020, the Company has unrecognized compensation cost related to unvested stock-based awards with performance-based vesting conditions for which performance has not been deemed probable of $2.3 million.